Related Party Transactions (Details Narrative) - USD ($)					1 Months Ended					3 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
		Aug. 10, 2022	Mar. 07, 2022	May 11, 2021	Jul. 31, 2022	Apr. 22, 2022	Apr. 19, 2022	Mar. 31, 2022	Dec. 28, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Aug. 10, 2021	Apr. 14, 2021	Jan. 01, 2016
Related Party Transaction [Line Items]
Aggregate value of shares	[1],[2]															$ 25,000
Share Price										$ 0.10		$ 0.10			$ 0.10
Common stock, shares issued										3,218,499		3,218,499			3,218,499	2,874,999		2,874,999
Common stock, shares outstanding										3,218,499		3,218,499			3,218,499	2,874,999		2,874,999
Shares subject to forfeiture																375,000
Principal amount																$ 250,000		$ 250,000
Lender description																Certain amount of such loans may be converted into private at $10.00 per share at the option of the lender. As of December 31, 2021, the Company had no borrowings under the working capital loans.
Monthly payment																		10,000
Due to related party																$ 1,189		1,189
Proposed public offering filings fee																15,000
Periodic compliance filings fee																1,000
Repayment of promissory note related party															$ 250,000
Working capital loans										$ 0		$ 0			0	0		0
Administrative Fees Expense							$ 10,000			30,000					50,000
Accrued expenses										50,000		50,000			50,000	0		0
Notes payable, related parties, current																$ 250,000		$ 250,000
Sponsor [Member]
Related Party Transaction [Line Items]
Principal amount									$ 500,000
Insider Shares [Member]
Related Party Transaction [Line Items]
Common stock, shares issued										3,218,499		3,218,499			3,218,499	2,874,999		2,874,999
Common stock, shares outstanding										3,218,499		3,218,499			3,218,499	2,874,999		2,874,999
IPO [Member]
Related Party Transaction [Line Items]
Repayment of promissory note related party						$ 250,000
Sponsor [Member]
Related Party Transaction [Line Items]
Surrendered shares			1,150,000					1,150,000
Principal amount									$ 500,000
Stockholders [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture						375,000
Stockholders [Member]
Related Party Transaction [Line Items]
Shares issued									2,875,000
Aggregate value of shares									$ 25,000
Share Price									$ 0.0087
NATURALSHRIMP INCORPORATED [Member]
Related Party Transaction [Line Items]
Share Price																					$ 0.39
Common stock, shares issued								674,831,624		751,385,454		751,385,454			751,385,454		674,831,624		560,745,180
Common stock, shares outstanding								674,644,124		751,322,954		751,322,954			751,322,954		674,644,124		379,742,524
Repayment of promissory note related party												$ 48,000	$ 48,000				$ 4,596,000
Accrued payroll								$ 119,000		$ 119,000		119,000			$ 119,000		119,000		$ 154,000
Professional fees										312,470	$ 378,853	746,440	$ 976,099				50,000		50,000
Interest rate percentage																						2.00%
Notes payable related party								290,000		290,000		$ 290,000			290,000		$ 290,000
Interest rate												8.00%					8.00%
Notes payable, related parties, current								495,412		745,412		$ 745,412			745,412		$ 495,412		1,151,162
Accrued Interest payable								146,000		161,000		161,000			161,000		146,000		118,000
Current liability								54,647		54,647		54,647			54,647		54,647		54,647
NATURALSHRIMP INCORPORATED [Member] | Loan Agreement [Member]
Proceeds from related party debt		$ 300,000			$ 250,000
NATURALSHRIMP INCORPORATED [Member] | Consulting Services [Member]
Professional fees												50,000					50,000
NATURALSHRIMP INCORPORATED [Member] | Notes Payable [Member]
Payment of debt																	655,750
Outstanding balance												77,000					77,000		735,000
Accrued interest payable								74,000		74,000		74,000			74,000		74,000		66,000
NATURALSHRIMP INCORPORATED [Member] | Promissory Notes [Member] | Loan Agreement [Member]
Interest rate percentage		10.00%
Proceeds from related party debt		$ 250,000
Face amount		$ 50,000
NATURALSHRIMP INCORPORATED [Member] | President [Member]
Payment of accrued payroll																			35,000
NATURALSHRIMP INCORPORATED [Member] | Chief Financial Officer [Member]
Salary and wage, officer, excluding cost of good and service sold				$ 300,000
NATURALSHRIMP INCORPORATED [Member] | Chief Technical Officer [Member]
Salary and wage, officer, excluding cost of good and service sold																			$ 200,000
Accounts payable, other, current																				$ 300,000
NATURALSHRIMP INCORPORATED [Member] | President and CTO [Member]
Accounts payable, other, current								200,000									200,000
NATURALSHRIMP INCORPORATED [Member] | President [Member]
Notes payable related party								486,500		486,500		$ 486,500			486,500		486,500
Interest rate												8.00%
Notes payable, related parties, current								$ 356,404		356,404		$ 356,404			356,404		$ 356,404
NATURALSHRIMP INCORPORATED [Member] | President and Chief Technical Officer [Member]
Salary and wage, officer, excluding cost of good and service sold												200,000
Accounts payable, other, current										$ 200,000		$ 200,000			$ 200,000					$ 300,000

[1]	Includes up to 375,000 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).
[2]	Shares have been retroactively restated to reflect the surrender of 1,150,000 shares without consideration by the sponsor on March 7, 2022 and a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding on April 5, 2022 (Note 8).